Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000142731 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142731 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142731 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142731 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142731 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142731 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142731 | 30214U102 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142731 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142731 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142731 | 829073105 | Simpson Manufacturing Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142731 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142731 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142731 | 82982L103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142731 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142731 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142731 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142731 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142731 | 640491106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000142731 | 63947X101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000142731 | 903731107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000142731 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000012946 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012946 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012946 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012946 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012946 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012946 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012946 | 30214U102 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012946 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012946 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012946 | 829073105 | Simpson Manufacturing Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012946 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012946 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012946 | 82982L103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012946 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012946 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012946 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012946 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012946 | 640491106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000012946 | 63947X101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000012946 | 903731107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000012946 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000136097 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136097 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136097 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136097 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136097 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136097 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136097 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136097 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136097 | 942622200 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136097 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136097 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136097 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136097 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136097 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136097 | 640491106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136097 | 63947X101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000136097 | 50189K103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000136097 | 303250104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000136097 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000136096 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136096 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136096 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136096 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136096 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136096 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136096 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136096 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136096 | 942622200 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136096 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136096 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136096 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136096 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136096 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136096 | 640491106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136096 | 63947X101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000136096 | 50189K103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000136096 | 303250104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000136096 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227602 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227602 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227602 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227602 | 92345Y106 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227602 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227602 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227602 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227602 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227602 | 22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227602 | 366651107 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227602 | 303075105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227602 | 22160N109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227602 | 94106B101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227602 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000227602 | 892356106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000227602 | 74275K108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000227602 | 70438V106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000227602 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227603 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227603 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227603 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227603 | 92345Y106 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227603 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227603 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227603 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227603 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227603 | 22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227603 | 366651107 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227603 | 303075105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227603 | 22160N109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227603 | 94106B101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227603 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000227603 | 892356106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000227603 | 74275K108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000227603 | 70438V106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000227603 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000232594 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232594 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232594 | 71944F106 | Phreesia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232594 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232594 | 96924N100 | Willdan Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232594 | 878950104 | TECSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232594 | 46571Y107 | I3 Verticals, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232594 | 68134L109 | Olo, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232594 | 431636109 | Hillman Solutions Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232594 | 09062W204 | BioLife Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232594 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232594 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232594 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232594 | 88605U107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232594 | 62878D100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000232594 | 02080L102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000232594 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000232594 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000232593 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232593 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232593 | 71944F106 | Phreesia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232593 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232593 | 96924N100 | Willdan Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232593 | 878950104 | TECSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232593 | 46571Y107 | I3 Verticals, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232593 | 68134L109 | Olo, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232593 | 431636109 | Hillman Solutions Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232593 | 09062W204 | BioLife Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232593 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232593 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232593 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232593 | 88605U107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232593 | 62878D100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000232593 | 02080L102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000232593 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000232593 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%